Property, Plant and Equipment - Summary of Movements in Property, Plant and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	€ 10,411
Depreciation charge for the year	(1,191)	€ (1,173)	€ (1,154)
Ending balance	10,347	10,411
Includes capital expenditures for assets under construction	1,086	1,065
Cost [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	19,398	21,207
Hyperinflation restatement at the beginning of the year	219
Acquisitions of group companies	42	42
Disposals of group companies		(94)
Additions	1,340	1,532
Disposals	(704)	(459)
Hyperinflationary adjustment	142
Currency retranslation	(442)	(1,667)
Reclassification as held for sale	(71)	(1,163)
Ending balance	19,924	19,398	21,207
Accumulated depreciation [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(8,987)	(9,534)
Hyperinflation restatement at the beginning of the year	(116)
Disposals of group companies		30
Depreciation charge for the year	(1,191)	(1,173)
Disposals	591	414
Hyperinflationary adjustment	(60)
Currency retranslation	143	643
Reclassification as held for sale	43	633
Ending balance	(9,577)	(8,987)	(9,534)
Land and buildings [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	3,033
Ending balance	3,119	3,033
Includes capital expenditures for assets under construction	130	93
Land and buildings [Member] | Cost [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	4,462	4,745
Hyperinflation restatement at the beginning of the year	37
Acquisitions of group companies	11	13
Disposals of group companies		(16)
Additions	249	314
Disposals	(97)	(19)
Hyperinflationary adjustment	49
Currency retranslation	(91)	(384)
Reclassification as held for sale	(17)	(191)
Ending balance	4,603	4,462	4,745
Land and buildings [Member] | Accumulated depreciation [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(1,429)	(1,483)
Hyperinflation restatement at the beginning of the year	(10)
Disposals of group companies		1
Depreciation charge for the year	(125)	(142)
Disposals	62	14
Hyperinflationary adjustment	(7)
Currency retranslation	15	100
Reclassification as held for sale	10	81
Ending balance	(1,484)	(1,429)	(1,483)
Plant and equipment [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	7,378
Ending balance	7,228	7,378
Includes capital expenditures for assets under construction	956	972
Plant and equipment [Member] | Cost [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	14,936	16,462
Hyperinflation restatement at the beginning of the year	182
Acquisitions of group companies	31	29
Disposals of group companies		(78)
Additions	1,091	1,218
Disposals	(607)	(440)
Hyperinflationary adjustment	93
Currency retranslation	(351)	(1,283)
Reclassification as held for sale	(54)	(972)
Ending balance	15,321	14,936	16,462
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(7,558)	(8,051)
Hyperinflation restatement at the beginning of the year	(106)
Disposals of group companies		29
Depreciation charge for the year	(1,066)	(1,031)
Disposals	529	400
Hyperinflationary adjustment	(53)
Currency retranslation	128	543
Reclassification as held for sale	33	552
Ending balance	€ (8,093)	€ (7,558)	€ (8,051)